Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 46.5	$ 47.2	$ 49.3
Change in accumulated other comprehensive income before reclassifications	(1.1)	0.8	1.0
Amounts reclassified from accumulated other comprehensive income	(0.1)	(0.1)	0.0
Net current-period other comprehensive income	(1.2)	0.7	1.0
Ending Balance	45.3	46.5	47.2
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	3.4	2.7	1.7
Ending Balance	$ 2.2	$ 3.4	$ 2.7